UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	03/31/2009

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ron O'Donnell
Title:  President/CEO
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Ron O'Donnell		       Billings, Montana	       April 14, 2009
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:   $ 37,195
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                               March 31, 2009


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMGEN INC                       COM                 031162100   2,444      49,344   SH	       SOLE	   NONE	   1,670      47,674
ASTRAZENECA, PLC                SPONSORED ADR       046353108   2,349      66,264   SH         SOLE        NONE    2,200      64,064
AVON PRODUCTS INC		COM                 054303102   1,450      75,392   SH         SOLE        NONE    2,200      73,192
BANK OF AMERICA CORP            COM                 060505104     160      23,402   SH         SOLE        NONE               23,402
BP AMOCO PLC ADR                SPONSORED ADR       055622104     628      15,650   SH         SOLE        NONE               15,650
CINTAS CORP                     COM                 172908105     848      34,305   SH         SOLE        NONE    1,120      33,185
CITIGROUP INC	                COM                 172967101      50      19,583   SH         SOLE        NONE               19,583
CONOCO PHILLIPS                 COM                 20825C104     772      19,705   SH         SOLE        NONE      500      19,205
GANNETT INC		        COM                 364730101     185      84,294   SH         SOLE        NONE    5,250      79,044
GENERAL ELECTRIC                COM                 369604103   1,079     106,720   SH         SOLE        NONE    3,200     103,520
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   2,025      65,188   SH         SOLE        NONE    2,390      62,798
HOME DEPOT INC		        COM                 437076102	2,451     104,043   SH         SOLE        NONE    3,200     100,843
INTEL CORP                      COM                 458140100     506      37,261   SH         SOLE        NONE               37,261
JOHNSONS & JOHNSONS             COM                 478160104   2,403      45,685   SH         SOLE        NONE    1,310      44,375
JP MORGAN CHASE & CO            COM                 46625H100     695      26,139   SH         SOLE        NONE    2,500      23,639
KIMBERLY CLARK		        COM                 494368103   2,288      49,620   SH         SOLE        NONE    1,700      47,920
LILLY ELI                	COM                 532457108   2,029      60,721   SH         SOLE        NONE    2,200      58,521
LOWES COS INC			COM		    548661107	2,272     124,478   SH         SOLE        NONE    3,860     120,618
MBIA INC	                COM                 55262C100      93      20,200   SH         SOLE        NONE               20,200
MICROSOFT                       COM                 594918104     823      44,784   SH         SOLE        NONE    1,240      43,544
NEWELL RUBBERMAID    		COM                 651229106     832     130,350   SH         SOLE        NONE    4,700     125,650
PFIZER             	 	COM                 717081103   2,005     147,231   SH         SOLE        NONE    5,850     141,381
SARA LEE CORP	                COM                 803111103   1,649     204,123   SH         SOLE        NONE    7,100     197,023
3M CO                           COM                 88579Y101   2,204      44,328   SH         SOLE        NONE    1,240      43,088
UNITED TECH CORP        	COM                 913017109     810      18,845   SH         SOLE        NONE      500      18,345
US BANCORP DEL		        COM NEW             902973304     550      37,675   SH         SOLE        NONE               37,675
WAL MART STORES INC             COM                 931142103   2,827      54,269   SH         SOLE        NONE    1,700      52,569
WELLS FARGO & CO NEW            COM                 949746101     551      38,706   SH         SOLE        NONE               38,706
WYETH                           COM                 983024100     217       5,040   SH         SOLE        NONE                5,040
